COMMITMENT	12 Months Ended
Jun. 30, 2011
COMMITMENT
NOTE 20 - COMMITMENT

The Company leases premises under various operating leases.  Rental expenses under operating leases included in the consolidated statement of operations were $1,105,473, $1,002,666 and $1,053,907 for the years ended June 30, 2009, 2010 and 2011, respectively.

At June 30, 2011, the Company was obligated under operating leases requiring minimum rentals as follows:

Years Ending June 30,

2012	793,314
2013	681,855
2014	85,283
2015	13,218
2016	3,367

Total minimum lease payments	$1,577,037

There was no significant capital commitment as of June 30, 2011.